Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 629	SFr 6	SFr 255
Realized gains	42	0	8
Bank
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	629	6	255
Realized gains	SFr 42	SFr 0	SFr 8